Share capital - Changes in options (Details) - Stock options - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of options outstanding, beginning	13,008,364	12,908,315
Number of options, Options granted	1,300,604	1,790,000
Number of options, Options exercised	(3,771,109)	(632,822)
Number of options, Options expired and forfeited	(285,632)	(1,057,129)
Number of options outstanding, ending	10,252,227	13,008,364
Weighted average exercise price, Options outstanding, beginning	$ 2.14	$ 2.03
Weighted average exercise price, Options granted	5.13	3.47
Weighted average exercise price, Options exercised	1.58	1.83
Weighted average exercise price, Options expired and forfeited	4.85	3.20
Weighted average exercise price, Options outstanding, ending	$ 2.68	$ 2.14